CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenues	$ 686,125	$ 470,465	$ 577,029
Cost of revenues	(637,615)	(467,400)	(496,656)
Gross profit	48,510	3,065	80,373
Selling and marketing expenses	(34,486)	(20,841)	(18,244)
General and administrative expenses	(61,774)	(67,008)	(44,798)
Impairment on long-lived assets		(17,055)
Gain on disposal of subsidiary	3,268
Other operating income, net	2,777	5,446	2,559
Income (loss) from operations	(41,705)	(96,393)	19,890
Other income (expenses)
Interest income	4,348	3,440	5,962
Interest expense	(34,957)	(29,483)	(22,988)
Other income	767	767	767
Exchange differences	(5,144)	(1,484)	218
Income (loss) before provision for income taxes	(76,691)	(123,153)	3,849
Provision for income taxes	(99)	(9,388)	(2,137)
Net income (loss) before earnings in equity investments	(76,790)	(132,541)	1,712
Loss in equity investments	(10)	(211)	(105)
Net income (loss)	(76,800)	(132,752)	1,607
Less: Net loss attributable to the non-controlling interests	8,320	13,989	2,568
Net income (loss) attributable to WSP Holdings Limited	$ (68,480)	$ (118,763)	$ 4,175
Earnings (loss) attributable to WSP Holdings Limited per share
Basic (in dollars per share)	$ (0.34)	$ (0.58)	$ 0.02
Diluted (in dollars per share)	$ (0.34)	$ (0.58)	$ 0.02
Weighted average ordinary shares used in the computation of earnings (loss) per share:
Basic (in shares)	204,375,226	204,771,144	205,789,800
Diluted (in shares)	204,375,226	204,771,144	205,789,800